Employee Benefit Plans (Underlying Plan Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of fair value of plan assets [line items]
Underlying plan assets	$ 415	$ 468
SERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	207
Fixed income securities	62
Equity securities - Canadian	39
Equity securities - Foreign	70
Underlying plan assets	378
ERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	22
Fixed income securities	5
Equity securities - Canadian	4
Equity securities - Foreign	6
Underlying plan assets	$ 37